Income taxes	12 Months Ended
Sep. 30, 2023
Income taxes
Income taxes

14. Income taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, current income taxes are recognized for the estimated income taxes payable for the current year. Deferred income tax assets and liabilities are recognized for temporary differences between the tax and accounting basis of assets and liabilities as well as for the benefit of losses available to be carried forward to future years for tax purposes and are measured using the current or substantively enacted tax rates expected to apply when the differences reverse. A deferred tax asset is recognized to the extent that the recoverability of deferred income tax assets is considered probable.

The Company’s provision (benefit) for income taxes differs from the amount that is computed by applying the combined federal and state statutory income tax rates in the US of 27.6% and 25.9% for the years ended September 30, 2023 and 2022, respectively, to the Company’s income (loss) before income tax expense (benefit) as follows:

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Income (loss) before taxes	$(2,699)	$2,935
Expected income tax provision (benefit)	(748)	759
Difference in foreign tax rates	33	(57)
Compensation and non-deductible expenses	1,355	1,436
Recognition of deferred tax assets not previously recognized	(713)	(3,820)
Other income from government grant	—	(1,101)
State taxes	—	609
Tax rate changes and other adjustments	158	270
Provision (benefit) for income taxes	$85	$(1,904)

Deferred tax

The following table summarizes the components of deferred tax:

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$1,450	$5,403
Lease liabilities	4,519	2,202
Reserve for expected credit losses	2,481	2,779
Accrued and stock-based compensation	3,107	—
Goodwill	2,185	—
Interest expense	1,103	—
Other	621	171

Deferred tax liabilities:
Property, equipment, and right of use assets, net	(11,716)	(8,498)
Intangible assets, net	(4,094)	(2,034)
Other	—	(23)
Net deferred tax liability	$(344)	$—

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Balance at beginning of year	$—	$—
Recognized in consolidated statement of income (loss)	(547)	(2,513)
Recognized in goodwill	891	2,513
Balance at end of year	$344	$—

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following deductible temporary differences. The following is the activity for deferred taxes:

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Net operating and capital loss carryforwards	$15,073	$7,672
Share issuance costs	839	292
Other temporary differences	150	47
	$16,062	$8,011

The US loss carryforwards of approximately $22,000,000 expire in 2031 through 2038 whereas the remaining US loss of approximately $13,000,000 can be carried forward indefinitely. A deferred tax asset has been recognized to the extent that it can be utilized to offset taxable income generated by the reversal of deferred tax liabilities. The remaining amount has not been recognized because it is not probable that future profit will be available to utilize the benefit.

The Canadian non-capital loss carry-forwards of approximately $27,700,000 have various expiry dates starting in 2027 through 2043. The net capital losses of approximately $1,000,000 can be carried forward indefinitely. A deferred tax asst has not been recognized because it is not probable that future profit will be available to utilize the benefit.